General Information	3 Months Ended
Mar. 31, 2020
Disclosure Of Detailed Information About Businesses And Intragroup Relationship Of Group [Abstract]
General Information

1.	GENERAL INFORMATION

ASLAN Pharmaceuticals Limited (“ASLAN Cayman”) was incorporated in the Cayman Islands in June 2014 as the listing vehicle for the initial public offering and listing on both the Taipei Exchange (“TPEx”) in Taiwan and the Nasdaq Global Market in the United States. ASLAN Cayman and its subsidiaries (collectively referred to as the “Company”) are principally engaged in the development of novel drugs for Asia prevalent cancers.

ASLAN Cayman’s shares have been listed on the TPEx since June 1, 2017. In addition, ASLAN Cayman also increased capital through a new share issuance by a depositary institution in order to sponsor its issuance of American Depositary Shares (ADSs), which have been listed on the Nasdaq Global Market, on May 4, 2018.

The reporting currency of the Company is the U.S. dollar. The functional currency of the Company is the U.S. dollar.